Stock-Based Compensation - Restricted Stock Units Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
RSUs Outstanding
RSUs Outstanding, Unvested Beginning balance	37,760
RSUs Outstanding, Unvested Ending balance		37,760	37,760
Weighted Average Remaining Contractual Life (Years
Weighted Average Remaining Contractual Life (Years), Stock awards exercisable	6 years 6 months 29 days		6 years 2 months 5 days
Restricted Stock Units Activity
RSUs Outstanding
RSUs Outstanding, Unvested Beginning balance	37,760
RSUs Outstanding, Granted	521,700		39,806
RSUs Outstanding, Canceled	(7,452)		(2,046)
RSUs Outstanding, Exercised
RSUs Outstanding, Unvested Ending balance	552,008	37,760	37,760
RSUs Outstanding, Stock awards exercisable
RSUs Outstanding, Restricted stock units expected to vest	490,015	32,688	32,688
Weighted Average Remaining Contractual Life (Years
Weighted Average Remaining Contractual Life (Years), Unvested	2 years 7 days	2 years 1 month 28 days	2 years 1 month 28 days
Weighted Average Remaining Contractual Life (Years), Restricted stock units expected to vest	1 year 11 months 9 days		2 years 1 month 2 days
Weighted Average Grant Date fair Value
Weighted Average Grant Date fair Value, Unvested Beginning balance	$ 16.41
Weighted Average Grant Date fair Value, Granted	$ 27.05		$ 16.4
Weighted Average Grant Date fair Value, Canceled			$ 16.14
Weighted Average Grant Date fair Value, Unvested Ending balance	$ 26.39	$ 16.41	$ 16.41
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Unvested Beginning balance	$ 613
Aggregate Intrinsic Value, Unvested Ending balance	17,438	613	613
Aggregate Intrinsic Value, Stock awards exercisable
Aggregate Intrinsic Value, Restricted stock units expected to vest	15,479
Aggregate Intrinsic Value, Stock awards vested and expected to vest			$ 531
Restricted Stock Units Activity | Rolled from 2005 Plan
RSUs Outstanding
RSUs Outstanding, Rolled